                        Supplement dated March 21, 2001
                   to the Prospectus dated December 18, 2000
              as amended and supplemented through January 11, 2001

                                       of

                        CIF INFLATION-INDEXED BOND FUND
                            CIF SHORT DURATION FUND
                           CIF LOW DURATION BOND FUND
                            CIF CORE PLUS BOND FUND

                                  Funds of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                (THE "COMPANY")
                              15 OLD DANBURY ROAD
                                  P.O. BOX 812
                              WILTON, CONNECTICUT
                                   06897-0812
                            ------------------------
     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the CIF Inflation-Indexed Bond Fund and CIF Core Plus Bond Fund (each, a "Fund" and, collectively, the "Funds"). At a meeting of the Board of Directors held on February 26, 2001, based on the recommendation of Commonfund Asset Management Company, Inc. (the "Investment Manager"), the Board approved the termination of the investment sub-advisory agreement between the Company, the Investment Manager and Pacific Investment Management Company ("PIMCO") with respect to the Funds. Effective April 2, 2001, PIMCO will no longer serve as an investment sub-adviser to the Funds. Western Asset Management Company ("WAMCO") will continue to serve as an investment sub-adviser to each Fund.

The second paragraph under "Principal Investment Strategy" on page 3 is deleted and replaced with the following:

     The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the assets on a day-to-day basis, subject to oversight by the Investment Manager. Western Asset Management Company ("WAMCO") serves as Sub-Adviser to the Fund. The Sub-Adviser selects investments for the Fund based on its own investment style and strategy. WAMCO applies a value-oriented approach to managing assets for the Fund, with an emphasis on multiple strategies, including duration, term structure and sector allocation. WAMCO implements its strategy through an assessment of real interest rates, expected inflation rates and the relative volatility of real yield to nominal yields.
                            ------------------------
The second paragraph under "Principal Investment Strategy" on page 8 is deleted and replaced with the following:

     The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. Western Asset Management Company ("WAMCO") serves as Sub-Adviser to the Fund. The Sub-Adviser selects investments for the Fund based on its own investment style and strategy. In managing assets for the Fund, WAMCO employs a top-down sector and duration management strategy, coupled with active security selection and trading.
                            ------------------------
The description of PIMCO under "Investment Sub-Advisers and Portfolio Managers" for CIF Inflation-Indexed Bond Fund and CIF Core Plus Bond Fund on pages 14 and 15, respectively, is deleted.
                            ------------------------
The historical performance of PIMCO under the "Prior Performance of Sub-Advisers" for the CIF Core Plus Bond on page 16 is deleted.
                            ------------------------
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         Supplement dated March 21, 2001
               to the Statement of Additional Information ("SAI")
                             dated December 18, 2000

                                       of

                         CIF INFLATION-INDEXED BOND FUND
                             CIF SHORT DURATION FUND
                           CIF LOW DURATION BOND FUND
                             CIF CORE PLUS BOND FUND
                              CIF CORE EQUITY FUND
                            CIF SMALL CAP GROWTH FUND
                            CIF SMALL CAP VALUE FUND
                          CIF INTERNATIONAL EQUITY FUND

                                  Funds of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                 (THE "COMPANY")
                                15 OLD DANBURY ROAD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

The SAI is hereby amended and supplemented to reflect changes in the portfolio management of the CIF Inflation-Indexed Bond Fund and CIF Core Plus Bond Fund (each, a "Fund" and, collectively, the "Funds"). At a meeting of the Board of Directors held on February 26, 2001, based on the recommendation of Commonfund Asset Management Company, Inc. (the "Investment Manager"), the Board approved the termination of the investment sub-advisory agreement between the Company, the Investment Manager and Pacific Investment Management Company ("PIMCO") with respect to the Funds. Effective April 2, 2001, PIMCO will no longer serve as an investment sub-adviser to the Funds. Western Asset Management Company will continue to serve as an investment sub-adviser to each Fund. Accordingly, the description of PIMCO under "The Sub-Advisers" section of the SAI on page 33 is deleted.

                                _______________


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE